INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 26, 2019	Jun. 27, 2018	Jun. 28, 2017	Jun. 29, 2016
Income Tax Disclosure [Line Items]
State net operating losses		$ 3,800
Deferred Tax Assets, Tax Credit Carryforwards, Foreign		3,100
Federal credit carryover		10,672	$ 12,697
State credit carryover		4,500
Deferred Tax Assets, State Credit Carryover, Recognized		400
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		(900)
Undistributed Earnings of Foreign Subsidiaries		$ 8,200
Statutory Federal income tax rate		28.10%	35.00%	35.00%
Tax reform impact		$ 8,223	$ 0	$ 0
Amount that would affect the effective tax rate if recognized		3,100	2,600
Income tax penalties and interest accrued		500	600
Income tax penalties and interest accrued, net of deferred tax benefits		400	400
Federal deferred tax benefit		$ 100	$ 200
Scenario, Forecast [Member]
Income Tax Disclosure [Line Items]
Statutory Federal income tax rate	21.00%